Accrued and Other Expenses (Tables)	12 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses were comprised of the following:

	June 30, 2015	June 30, 2014
Salaries, wages and other compensation, including $332,815 and $503,474 to officers in 2015 and 2014	$678,729	$835,530
Royalties	190,924	85,256
Professional fees	135,000	85,000
Commissions	37,936	76,173
Other miscellaneous accruals	63,354	4,450
	$1,105,943	$1,086,399